Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses And Other Current Assets
Prepaid clinical expenses		$ 688	$ 5,836
Prepaid insurance expense		678	377
Other		329	1,049
Prepaid expenses and other current assets	$ 1,636	$ 1,695	$ 7,262